Supplemental Information About The Credit Quality Of Financing Receivables And Allowance For Losses On Financing Receivables (Credit Quality) (Details) - GECC
NumberOfCustomer in Millions, $ in Millions
	12 Months Ended
	Dec. 31, 2014 USD ($) NumberOfCustomer	Dec. 31, 2013 USD ($)
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans and leases receivable, Gross	$ 126,561	$ 135,465
Commercial
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans and leases receivable, Gross	$ 25,741	26,426
Credit Quality Indicators
Credit derivative internal grouping parameter	21
Commercial | Default risk [Member]
Credit Quality Indicators
Credit derivative internal grouping parameter	6
Commercial | Loss given default [Member]
Credit Quality Indicators
Credit derivative internal grouping parameter	3
Commercial | Secured Financing Receivables Portfolio
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans and leases receivable, Gross	$ 25,366	25,947
Commercial | Secured Financing Receivables Portfolio | Risk Level, Low
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans and leases receivable, Gross	24,788	25,515
Commercial | Secured Financing Receivables Portfolio | Risk Level, Medium
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans and leases receivable, Gross	346	96
Commercial | Secured Financing Receivables Portfolio | Risk Level, High
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans and leases receivable, Gross	232	336
Commercial | Unsecured Financing Receivables Portfolio | Risk Level, Low
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans and leases receivable, Gross	88	93
Commercial | Unsecured Financing Receivables Portfolio | Risk Level, Medium
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans and leases receivable, Gross	287	382
Commercial | Unsecured Financing Receivables Portfolio | Risk Level, High
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans and leases receivable, Gross	0	4
Commercial | Other Financing Receivables [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans and leases receivable, Gross	480	668
Commercial | Other Financing Receivables [Member] | Secured Financing Receivables Portfolio
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans and leases receivable, Gross	130	318
Commercial | Other Financing Receivables [Member] | Secured Financing Receivables Portfolio | Risk Level, Low
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans and leases receivable, Gross	130	318
Commercial | Other Financing Receivables [Member] | Secured Financing Receivables Portfolio | Risk Level, Medium
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans and leases receivable, Gross	0	0
Commercial | Other Financing Receivables [Member] | Secured Financing Receivables Portfolio | Risk Level, High
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans and leases receivable, Gross	0	0
Consumer
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans and leases receivable, Gross	$ 100,820	109,039
Credit Quality Indicators
Maximum Percentage Of Private Label Consumer Financing Receivables Located In Any Metropolitan Area	6.00%
Number Of Consumer Financing Receivable Customers Across US Including Private Label Credit Card And Sales Financing | NumberOfCustomer	64
Percentage of customers with no metropolitan statistical area	5.00%
Percentage Of US Consumer Financing Receivables Related To Credit Cards Loans	67.00%
Percentage Of US Consumer Financing Receivables Related To Sales Finance Receivables	33.00%
Consumer | Other Financing Receivables [Member] | Risk Level, Low
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans and leases receivable, Gross	$ 5,006	6,137
Consumer | Other Financing Receivables [Member] | Risk Level, Medium
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans and leases receivable, Gross	276	315
Consumer | Other Financing Receivables [Member] | Risk Level, High
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans and leases receivable, Gross	382	501
Consumer | Non US residential mortgages
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans and leases receivable, Gross	$ 24,893	30,501
Credit Quality Indicators
Percent Of Non US Mortgages With Loan To Value Ratios Greater Than 90 Percent Covered By Third Party Mortgage Insurance	21.00%
Consumer | Non US residential mortgages | Secured Financing Receivables Portfolio | 80% or less
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans and leases receivable, Gross	$ 13,964	17,224
Consumer | Non US residential mortgages | Secured Financing Receivables Portfolio | Greater than 80% to 90%
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans and leases receivable, Gross	4,187	5,130
Consumer | Non US residential mortgages | Secured Financing Receivables Portfolio | Greater than 90%
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans and leases receivable, Gross	6,742	8,147
Consumer | Non US installment and revolving credit
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans and leases receivable, Gross	10,400	15,731
Consumer | Non US installment and revolving credit | Score 671 or Higher
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans and leases receivable, Gross	6,599	9,705
Consumer | Non US installment and revolving credit | Score 626 to 670
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans and leases receivable, Gross	2,045	3,228
Consumer | Non US installment and revolving credit | Score 625 or Less
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans and leases receivable, Gross	1,756	2,798
Consumer | US installment and revolving credit
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans and leases receivable, Gross	59,863	55,854
Consumer | US installment and revolving credit | Score 661 or Higher
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans and leases receivable, Gross	43,466	40,079
Consumer | US installment and revolving credit | Score 601 to 660
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans and leases receivable, Gross	11,865	11,142
Consumer | US installment and revolving credit | Score 600 Or Less [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans and leases receivable, Gross	$ 4,532	4,633
Consumer | UNITED KINGDOM | Non US residential mortgages
Credit Quality Indicators
Reindexed Loan To Value Ratios Of Non US Mortgages	70.00%
Consumer | FRANCE | Non US residential mortgages
Credit Quality Indicators
Reindexed Loan To Value Ratios Of Non US Mortgages	55.00%
Energy Financial Services | Secured Financing Receivables Portfolio
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans and leases receivable, Gross	$ 2,555	2,978
Energy Financial Services | Secured Financing Receivables Portfolio | Risk Level, Low
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans and leases receivable, Gross	2,479	2,969
Energy Financial Services | Secured Financing Receivables Portfolio | Risk Level, Medium
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans and leases receivable, Gross	60	9
Energy Financial Services | Secured Financing Receivables Portfolio | Risk Level, High
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans and leases receivable, Gross	16	0
GECAS | Secured Financing Receivables Portfolio
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans and leases receivable, Gross	8,263	9,377
GECAS | Secured Financing Receivables Portfolio | Risk Level, Low
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans and leases receivable, Gross	7,908	9,175
GECAS | Secured Financing Receivables Portfolio | Risk Level, Medium
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans and leases receivable, Gross	237	50
GECAS | Secured Financing Receivables Portfolio | Risk Level, High
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans and leases receivable, Gross	118	152
Total CLL | Secured Financing Receivables Portfolio
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans and leases receivable, Gross	14,418	13,274
Total CLL | Secured Financing Receivables Portfolio | Risk Level, Low
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans and leases receivable, Gross	14,271	13,053
Total CLL | Secured Financing Receivables Portfolio | Risk Level, Medium
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans and leases receivable, Gross	49	37
Total CLL | Secured Financing Receivables Portfolio | Risk Level, High
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans and leases receivable, Gross	$ 98	$ 184